Income Taxes - Deferred Income Taxes Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Future Income Tax (Expense) Benefits
Accrued payroll taxes and insurance	$ 31.5	$ 32.8
Employee compensation payable	31.7	28.1
Pension and postretirement benefits	57.5	60.5
Intangible assets	(144.7)	(124.7)
Repatriation of non-United States earnings	(132.0)	(53.1)
Intercompany loans denominated in foreign currencies	(61.2)	(25.6)
Net operating losses	106.5	129.7
Other	133.1	119.7
Valuation allowance	(95.9)	(107.9)
Total future tax benefits		59.5
Total future tax (expense)	(73.5)
Deferred tax asset	83.9	106.2
Deferred tax liability	(157.4)	(46.7)
Total future tax benefits		$ 59.5
Total future tax (expense)	$ (73.5)